Derivative Instruments (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Schedule of Fair Value of Derivative Instruments
Fair values of our derivative instruments are as follows:

(Canadian $ in millions)			2025			2024
	Gross assets	Gross liabilities	Net	Gross assets	Gross liabilities	Net
Trading
Interest Rate Contracts
Swaps	$2,081	$(4,905)	$(2,824)	$3,203	$(5,707)	$(2,504)
Forward rate agreements	96	(155)	(59)	477	(281)	196
Purchased options	2,783	–	2,783	2,574	–	2,574
Written options	–	(2,639)	(2,639)	–	(2,341)	(2,341)
Futures	4	(10)	(6)	21	(10)	11
Foreign Exchange Contracts (1)
Cross-currency swaps	2,796	(311)	2,485	1,989	(1,378)	611
Cross-currency interest rate swaps	11,078	(12,349)	(1,271)	9,777	(10,867)	(1,090)
Forward foreign exchange contracts	13,535	(10,458)	3,077	8,150	(6,096)	2,054
Purchased options	1,534	–	1,534	657	–	657
Written options	–	(1,362)	(1,362)	–	(528)	(528)
Commodity Contracts
Swaps	1,004	(1,082)	(78)	1,023	(1,097)	(74)
Purchased options	257	–	257	644	–	644
Written options	–	(304)	(304)	–	(607)	(607)
Futures	201	(222)	(21)	160	(117)	43
Equity Contracts	16,459	(20,973)	(4,514)	14,194	(25,673)	(11,479)
Credit Contracts
Purchased	–	–	–	1	(10)	(9)
Written	1	–	1	9	(1)	8
Total fair value – trading derivatives	$51,829	$(54,770)	$(2,941)	$42,879	$(54,713)	$(11,834)
Hedging
Interest Rate Contracts (2)
Cash flow hedges – swaps	$2,931	$(464)	$2,467	$2,148	$(915)	$1,233
Fair value hedges – swaps	786	(1,926)	(1,140)	1,464	(1,589)	(125)
Total swaps	3,717	(2,390)	1,327	3,612	(2,504)	1,108
Foreign Exchange Contracts
Cash flow hedges	1,576	(1,553)	23	699	(1,080)	(381)
Fair value hedges	–	–	–	–	(2)	(2)
Net investment hedges	–	(16)	(16)	–	(4)	(4)
Total foreign exchange contracts	1,576	(1,569)	7	699	(1,086)	(387)
Equity Contracts
Cash flow hedges	29	–	29	63	–	63
Total equity contracts	29	–	29	63	–	63
Total fair value – hedging derivatives (3)	5,322	(3,959)	1,363	4,374	(3,590)	784
Total fair value – trading and hedging derivatives	57,151	(58,729)	(1,578)	47,253	(58,303)	(11,050)
Less: impact of master netting agreements	(43,254)	43,254	–	(31,576)	31,576	–
Total	$13,897	$(15,475)	$(1,578)	$15,677	$(26,727)	$(11,050)

(1)	Gold contracts are included in foreign exchange contracts.
(2)	Includes the fair value of bond futures in fair value hedges rounded down to $nil million as at October 31, 2025 ($nil million as at October 31, 2024).
(3)	The fair values of hedging derivatives wholly or partially offset the changes in fair values of the related on-balance sheet financial instruments.

Schedule of Notional Amounts of Trading Derivatives
The notional amounts of our derivatives represent the amount to which a rate or price is applied in order to calculate the amount of cash that must be exchanged under the contract. Notional amounts do not represent assets or liabilities and therefore are not recorded in our Consolidated Balance Sheet.

(Canadian $ in millions)			2025			2024
	Exchange-traded	Over-the-counter	Total	Exchange-traded	Over-the-counter	Total
Interest Rate Contracts
Swaps	$–	$14,178,539	$14,178,539	$–	$16,390,827	$16,390,827
Forward rate agreements	–	841,547	841,547	–	3,414,449	3,414,449
Purchased options	130,231	369,216	499,447	136,796	253,694	390,490
Written options	54,221	385,166	439,387	26,468	255,721	282,189
Futures	1,737,629	–	1,737,629	1,735,442	–	1,735,442
Total interest rate contracts	1,922,081	15,774,468	17,696,549	1,898,706	20,314,691	22,213,397
Foreign Exchange Contracts (1)
Cross-currency swaps	–	63,306	63,306	–	64,100	64,100
Cross-currency interest rate swaps	–	1,235,923	1,235,923	–	891,272	891,272
Forward foreign exchange contracts	–	939,971	939,971	–	679,250	679,250
Purchased options	6,800	98,391	105,191	3,572	76,576	80,148
Written options	5,645	107,570	113,215	3,248	88,210	91,458
Futures	10,864	–	10,864	1,751	–	1,751
Total foreign exchange contracts	23,309	2,445,161	2,468,470	8,571	1,799,408	1,807,979
Commodity Contracts
Swaps	–	22,128	22,128	–	20,328	20,328
Purchased options	25,126	6,706	31,832	43,931	5,495	49,426
Written options	26,830	4,090	30,920	45,440	4,268	49,708
Futures	38,470	–	38,470	36,071	–	36,071
Total commodity contracts	90,426	32,924	123,350	125,442	30,091	155,533
Equity Contracts	256,701	187,279	443,980	333,126	138,034	471,160
Credit Contracts
Purchased	–	31,760	31,760	–	23,350	23,350
Written	–	23,507	23,507	–	16,211	16,211
Total credit contracts	–	55,267	55,267	–	39,561	39,561
Total	$2,292,517	$18,495,099	$20,787,616	$2,365,845	$22,321,785	$24,687,630
(1) Gold contracts are included in foreign exchange contracts.
Table excludes loan commitment derivatives with a notional amount of $6,219 million ($2,498 million as at October 31, 2024).

Schedule of Notional Amount and Average Rates of Derivatives and the Carrying Amount of Deposits Designated as Hedging Instruments, by Term to Maturity

The following table outlines the notional amounts and average rates of derivatives and the carrying amounts of deposits designated as hedging instruments by term to maturity, hedge type and risk type, where applicable.

(Canadian $ in millions, except as noted)		Remaining term to maturity					2025	2024
		Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	Total	Total
Cash Flow Hedges
Interest rate risk – Interest rate swaps
Notional amount		$85,536	$84,666	$54,048	$31,409	$5,440	$261,099	$266,872
Average fixed interest rate		3.49%	3.06%	3.53%	3.22%	3.87%	3.33%	3.75%
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards (1)
CAD-USD pair	Notional amount	10,865	16,681	11,303	334	50	39,233	40,933
	Average fixed interest rate	3.46%	3.49%	2.99%	3.68%	2.83%	3.34%	3.14%
	Average exchange rate: CAD-USD	1.3341	1.3258	1.3560	1.3157	1.2327	1.3366	1.3252
CAD-EUR pair	Notional amount	6,732	8,066	3,310	1,807	–	19,915	17,399
	Average fixed interest rate	3.74%	3.08%	3.21%	3.77%	–	3.39%	3.47%
	Average exchange rate: CAD-EUR	1.4190	1.4588	1.4711	1.5935	–	1.4596	1.4293
Other currency pairs (2)	Notional amount	5,219	2,511	2,379	134	–	10,243	9,927
	Average fixed interest rate	2.63%	4.23%	4.12%	5.13%	–	3.40%	3.26%
	Average exchange rate: CAD-Non USD/EUR	1.7080	1.5621	1.3796	0.5717	–	1.5812	1.5391
Equity price risk – Total return swap
Notional amount		552	–	–	–	–	552	480
Fair Value Hedges
Interest rate risk – Interest rate swaps
Notional amount		65,785	59,859	58,913	31,494	4,458	220,509	188,278
Average fixed interest rate		3.52%	3.62%	3.49%	3.60%	3.82%	3.56%	3.99%
Interest rate risk – Bond futures (exchange-traded derivatives)
Notional amount		432	–	–	–	–	432	1,479
Average price in dollars		154	–	–	–	–	154	108
Foreign exchange risk – Cross-currency swaps
USD-EUR pair	Notional amount	–	–	–	–	–	–	21
	Average fixed interest rate	–	–	–	–	–	–	3.25%
	Average exchange rate: USD-EUR	–	–	–	–	–	–	0.9706
Net Investment Hedges
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards
CAD-CNH pair	Notional amount	669	–	–	–	–	669	677
Foreign exchange risk – Deposit liabilities
USD denominated deposit – carrying amount		22,395	–	–	–	–	22,395	16,053
GBP denominated deposit – carrying amount		355	–	–	–	–	355	300

(1)
Under certain hedge strategies using cross-currency swaps, a CAD leg is inserted to create two swaps designated as separate hedges (for example, a
EUR-USD
cross-currency swap split into
EUR-CAD
and
CAD-USD
cross-currency swaps). The relevant notional amount is grossed up in this table, as the cross-currency swaps are disclosed by
CAD-foreign
currency pair.

(2)	Includes CAD-AUD, CAD-CHF, CAD-CNH, CAD-GBP, CAD-HKD, CAD-JPY or CAD-NOK cross-currency swaps, where applicable.

Schedule of Hedging Instrument Impacts on Cash Flow Hedge Ineffectiveness
The following table contains information related to the hedging instruments, hedged items and hedge ineffectiveness for cash flow and net investment hedges for the years ended October 31, 2025 and 2024.

(Canadian $ in millions)					2025
	Carrying amount of hedging instruments (1)		Hedge ineffectiveness
	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness (2)	Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness (2)	Ineffectiveness recorded in non-interest revenue, other revenues

Cash Flow Hedges
Interest rate risk – Interest rate swaps	$2,931	$(464)	$ 1,319	$ (1,382)	$ 3
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	1,576	(1,553)	(214)	214	–
Equity price risk – Total return swaps	29	–	258	(258)	–
	4,536	(2,017)	1,363	(1,426)	3
Net Investment Hedges
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	–	(16)	(5)	3	(2)
Foreign exchange risk – Deposit liabilities	–	(22,750)	(102)	102	–
Total	$4,536	$(24,783)	$ 1,256	$ (1,321)	$ 1

					2024
	Carrying amount of hedging instruments (1)		Hedge ineffectiveness
	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness (2)	Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness (2)	Ineffectiveness recorded in non-interest revenue, other revenues

Cash Flow Hedges
Interest rate risk – Interest rate swaps	$2,148	$(915)	$ 3,552	$ (3,615)	$ (12)
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	699	(1,080)	(251)	251	–
Equity price risk – Total return swaps	63	–	165	(165)	–
	2,910	(1,995)	3,466	(3,529)	(12)
Net Investment Hedges
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	–	(4)	(23)	19	(4)
Foreign exchange risk – Deposit liabilities	–	(16,353)	(119)	119	–
Total	$2,910	$(18,352)	$ 3,324	$ (3,391)	$ (16)

(1)	Represents unrealized gains (losses) recorded as part of derivative instruments in assets and liabilities, respectively, in our Consolidated Balance Sheet.
(2)	Represents life to date amounts.

Schedule of Hedging Instrument Impacts on Consolidated Statement of Other Comprehensive Income on Pre-Tax Basis

The following tables provide a reconciliation of the impacts of our cash flow hedges and net investment hedges in our Consolidated Statement of Comprehensive Income, on a
pre-tax
basis for the years ended October 31, 2025 and 2024.

(Canadian $ in millions)						2025

					Balance in cash flow hedge AOCI / net foreign operations AOCI
	Balance October 31, 2024	Gains / (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income	Balance October 31, 2025 (1) (2)	Active hedges	Discontinued hedges

Cash Flow Hedges
Interest rate risk	$ (2,480)	$1,316	$ 1,600	$ 436	$ 2,453	$ (2,017)
Foreign exchange risk	357	(214)	(1)	142	142	–
Equity price risk	77	258	(151)	184	184	–
	(2,046)	1,360	1,448	762	2,779	(2,017)
Net Investment Hedges
Foreign exchange risk	(2,324)	(105)	–	(2,429)	(2,429)	–
Total	$ (4,370)	$1,255	$ 1,448	$ (1,667)	$ 350	$ (2,017)

						2024

					Balance in cash flow hedge AOCI / net foreign operations AOCI
	Balance October 31, 2023	Gains / (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income	Balance October 31, 2024 (1) (2)	Active hedges	Discontinued hedges

Cash Flow Hedges
Interest rate risk	$ (8,015)	$3,564	$ 1,971	$ (2,480)	$ 1,695	$ (4,175)
Foreign exchange risk	610	(251)	(2)	357	357	–
Equity price risk	(72)	165	(16)	77	77	–
	(7,477)	3,478	1,953	(2,046)	2,129	(4,175)
Net Investment Hedges
Foreign exchange risk	(2,186)	(138)	–	(2,324)	(2,324)	–
Total	$ (9,663)	$3,340	$ 1,953	$ (4,370)	$ (195)	$ (4,175)

(1)	Tax balance related to cash flow hedges accumulated other comprehensive income was $(235) million as at October 31, 2025 ($527 million as at October 31, 2024).
(2)	Tax balance related to net investment hedges accumulated other comprehensive income was $ 622 million as at October 31, 2025 ($593 million as at October 31, 2024).

Schedule of Hedging Instrument Impacts on Fair Value Hedge Ineffectiveness

(Canadian $ in millions)								2025
	Carrying amount of hedging derivatives (1)		Hedge ineffectiveness				Accumulated amount of fair value hedge gains (losses) on hedged items
	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	Gains (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue, other revenues	Carrying amount of the hedged item (2)	Active hedges	Discontinued hedges
Fair Value Hedge (3)
Interest rate swaps	$786	$(1,926)	$ –	$ –	$ –	$ –	$ –	$ –
Cross-currency swaps	–	–	–	–	–	–	–	–
Securities and loans	–	–	(1,204)	1,170	(34)	133,830	1,747	(1,902)
Deposits, subordinated debt and other liabilities	–	–	291	(286)	5	(77,224)	(361)	429
Total	$786	$(1,926)	$ (913)	$ 884	$ (29)	$ 56,606	$ 1,386	$ (1,473)

(1)	Represents the unrealized gains (losses) within derivative instruments in assets and liabilities, respectively, in our Consolidated Balance Sheet.
(2)	Represents the carrying value in our Consolidated Balance Sheet and includes amortized cost, before ACL, plus fair value hedge adjustments, except for FVOCI securities that are carried at fair value.
(3)	Includes the fair value of bond futures rounded down to $nil million as at October 31, 2025.

								2024
	Carrying amount of hedging derivatives (1)		Hedge ineffectiveness				Accumulated amount of fair value hedge gains (losses) on hedged items
	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	Gains (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue, other revenues	Carrying amount of the hedged item (2)	Active hedges	Discontinued hedges
Fair Value Hedge (3)
Interest rate swaps	$1,464	$(1,589)	$–	$–	$–	$–	$–	$–
Cross-currency swaps	–	(2)	–	–	–	–	–	–
Securities and loans	–	–	(3,266)	3,117	(149)	118,397	741	(1,293)
Deposits, subordinated debt and other liabilities	–	–	1,234	(1,217)	17	(65,156)	(214)	930
Total	$1,464	$(1,591)	$(2,032)	$1,900	$(132)	$53,241	$527	$(363)

(1)	Represents the unrealized gains (losses) within derivative instruments in assets and liabilities, respectively, in our Consolidated Balance Sheet.
(2)	Represents the carrying value in our Consolidated Balance Sheet and includes amortized cost, before ACL, plus fair value hedge adjustments, except for FVOCI securities that are carried at fair value.
(3)	Includes the fair value of bond futures rounded down to $nil million as at October 31, 2024.

Schedule of Derivative-Related Credit Risk

(Canadian $ in millions)			2025			2024
	Replacement cost (1)	Credit risk equivalent (1)	Risk-weighted assets	Replacement cost (1)	Credit risk equivalent (1)	Risk-weighted assets
Interest Rate Contracts
Over-the-counter
Swaps	$1,839	$7,493	$1,501	$2,404	$7,797	$1,125
Forward rate agreements	391	3,448	858	650	2,696	600
Purchased options	511	1,066	452	42	338	188
Written options	8	245	66	2	211	78
	2,749	12,252	2,877	3,098	11,042	1,991
Exchange-traded
Futures	9	49	1	122	279	6
Purchased options	2	7	–	8	19	–
Written options	2	5	–	–	1	–
	13	61	1	130	299	6
Total interest rate contracts	2,762	12,313	2,878	3,228	11,341	1,997
Foreign Exchange Contracts (2)
Over-the-counter
Swaps	1,927	8,407	779	1,559	7,218	825
Forward foreign exchange contracts	1,838	9,399	1,672	2,709	9,643	1,764
Purchased options	119	476	139	142	447	142
Written options	1	155	38	1	119	27
	3,885	18,437	2,628	4,411	17,427	2,758
Exchange-traded
Futures	–	1	–	–	1	–
Purchased options	–	2	–	–	3	–
	–	3	–	–	4	–
Total foreign exchange contracts	3,885	18,440	2,628	4,411	17,431	2,758
Commodity Contracts
Over-the-counter
Swaps	1,165	4,822	1,228	993	4,256	1,035
Purchased options	205	688	308	155	484	182
Written options	4	366	140	10	246	86
	1,374	5,876	1,676	1,158	4,986	1,303
Exchange-traded
Futures	246	1,028	21	176	594	12
Purchased options	28	178	4	179	319	6
Written options	15	157	3	–	73	1
	289	1,363	28	355	986	19
Total commodity contracts	1,663	7,239	1,704	1,513	5,972	1,322
Equity Contracts
Over-the-counter	306	10,247	2,132	199	8,625	1,645
Exchange-traded	2,036	3,909	78	675	2,899	58
Total equity contracts	2,342	14,156	2,210	874	11,524	1,703
Credit Contracts	24	177	22	103	309	39
Total	$10,676	$52,325	$9,442	$10,129	$46,577	$7,819

(1)
Replacement cost and credit risk equivalent are presented after the impact of master netting agreements and calculated using the Standardized Approach for Counterparty Credit Risk
(SA-CCR)
in accordance with the CAR Guideline issued by OSFI. Th
is
table therefore excludes loan commitment derivatives.

(2)	Gold contracts are included in foreign exchange contracts.

Schedule of Remaining Contractual Terms to Maturity for Notional Amounts of Derivative Contracts
Our derivative contracts have varying maturity dates. The remaining contractual terms to maturity for the notional amounts of our derivative contracts are as follows:

(Canadian $ in millions)	Term to maturity					2025	2024
	Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	Total notional amounts	Total notional amounts
Interest Rate Contracts
Swaps	$4,452,781	$4,418,207	$2,451,659	$2,271,601	$1,065,819	$14,660,067	$16,845,977
Forward rate agreements, futures and options	2,435,842	937,140	123,894	17,334	4,232	3,518,442	5,824,049
Total interest rate contracts	6,888,623	5,355,347	2,575,553	2,288,935	1,070,051	18,178,509	22,670,026
Foreign Exchange Contracts (1)
Swaps	349,612	447,928	271,998	224,379	77,590	1,371,507	1,002,323
Forward foreign exchange contracts	903,972	27,903	4,423	1,336	3,006	940,640	679,927
Futures	10,616	248	–	–	–	10,864	1,751
Options	194,461	21,524	2,089	332	–	218,406	171,606
Total foreign exchange contracts	1,458,661	497,603	278,510	226,047	80,596	2,541,417	1,855,607
Commodity Contracts
Swaps	15,030	6,088	601	409	–	22,128	20,328
Futures	24,278	12,212	1,492	488	–	38,470	36,071
Options	44,932	16,512	308	1,000	–	62,752	99,134
Total commodity contracts	84,240	34,812	2,401	1,897	–	123,350	155,533
Equity Contracts	354,512	65,709	17,852	5,796	663	444,532	471,640
Credit Contracts	2,240	15,860	26,136	9,698	1,333	55,267	39,561
Total notional amount	$8,788,276	$5,969,331	$2,900,452	$2,532,373	$1,152,643	$21,343,075	$25,192,367

(1)	Gold contracts are included in foreign exchange contracts.
Under the
SA-CCR,
this table excludes loan commitment derivatives.